COMPENSATION EXPENSE - Liability and Equity Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	$ 10,599	$ 10,327
Incentive plan liability	28,149	25,244
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	10,599	10,327
Equity - contributed surplus	24,909	15,784
Total liability	35,508	26,111
Incentive plan liability	2,173	3,697	$ 73
AIP | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Incentive plan liability	8,426	6,630	12,064
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	28,149	25,244
Equity - contributed surplus	3,591	5,685
Total liability	31,740	30,929
Incentive plan liability	$ 28,149	$ 25,244	$ 21,431